DE-SPAC (Details) - EUR (€) € in Thousands		12 Months Ended
	Apr. 30, 2024	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Share listing expenses		€ 71,630
SCHMID Group N.V | Pegasus
Disclosure of detailed information about business combination [line items]
Number of shares issued	7,843,501
Number of warrants issued	17,000,000	21,000,000
Fair value of identifiable net assets	€ 3,500	€ 3,529
Cash	47,700
Current liabilities assumed	10,600	9,300
Warrant liabilities assumed	1,400	5,300
Deferred underwriting commissions assumed	2,300
Share listing expenses	71,600	€ 71,630
Incremental transaction costs directly attributable to the issuance of new shares	€ 4,600